Restatement (Unaudited) - Consolidated Statement of Changes in Stockholders' Equity (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statement of Changes in Stockholders' Equity
Balance at beginning of period	$ (8,772)	$ 5,020	$ 4,367	$ 5,595	$ 5,595	$ (3,682)	$ 5,595	$ 5,595	$ (375)
Stock-based compensation	149	242	210	94	304	811	546	706	154
Distributions to holders of LLC Units		(1,216)	(752)		(752)		(1,968)		(3,141)
Warrants exercised				12	12	215	12	122
Stock options exercised	10					92		29
Acquisition and redemption of warrants, including expenses and related items		(3,540)					12	(3,540)
Warrant redemption accrual		(3,540)					(3,540)
Net (loss) income	(6,377)	3,351	1,195	(1,334)	(139)	(13,338)	3,212	(6,844)	4,167
Balance at end of period	(14,990)	3,857	5,020	4,367	5,020	(14,990)	3,857	(3,682)	5,595
APIC
Consolidated Statement of Changes in Stockholders' Equity
Balance at beginning of period	3,444	2,927	2,717	2,611	2,611	3,067	2,611	2,611
Stock-based compensation	149	242	210	94	304	811	546	706	154
Warrants exercised				12	12	215	12	122
Stock options exercised	10					92		29
Acquisition and redemption of warrants, including expenses and related items		(3,540)					12	(3,540)
Warrant redemption accrual		(3,540)					(3,540)
Balance at end of period	3,481	(371)	2,927	2,717	2,927	3,481	(371)	3,067	2,611
Accumulated Deficit
Consolidated Statement of Changes in Stockholders' Equity
Balance at beginning of period	(3,903)	(366)	(558)	(344)	(344)	(2,538)	(344)	(344)	(4,669)
Net (loss) income	(2,690)	571	192	(214)	(22)	(4,055)	549	(2,194)
Balance at end of period	(6,593)	205	(366)	(558)	(366)	(6,593)	205	(2,538)	(344)
Noncontrolling Interest
Consolidated Statement of Changes in Stockholders' Equity
Balance at beginning of period	(8,328)	2,445	2,194	3,314	3,314	(4,225)	3,314	3,314
Distributions to holders of LLC Units		(1,216)	(752)		(752)		(1,968)		(3,141)
Net (loss) income	(3,687)	2,780	1,003	(1,120)	(117)	(9,283)	2,663	(4,650)	3,962
Balance at end of period	(11,893)	4,009	2,445	2,194	2,445	(11,893)	4,009	(4,225)	3,314
Class A Common Stock | Common Stock
Consolidated Statement of Changes in Stockholders' Equity
Balance at beginning of period	$ 4	$ 3	$ 3	$ 3	$ 3	$ 3	$ 3	$ 3
Balance at beginning of period (in shares)	3,788,446	2,988,916	2,902,200	2,900,000	2,900,000	3,478,776	2,900,000	2,900,000
Issuance related to vesting of restricted stock units, net of tax withholdings (in shares)		2,743	86,716		86,716		89,459	90,092
Warrants exercised (in shares)				2,200	2,200	39,101	2,200	70,801
Stock options exercised (in shares)	3,803	133				12,557	133	7,883
Acquisition and redemption of warrant shares (in shares)							2,200
Issuance related to vesting of restricted stock units, net of tax withholdings (in shares)	2,950	2,743				195,088	89,459
Balance at end of period	$ 4	$ 3	$ 3	$ 3	$ 3	$ 4	$ 3	$ 3	$ 3
Balance at end of period (in shares)	3,795,199	2,991,792	2,988,916	2,902,200	2,988,916	3,795,199	2,991,792	3,478,776	2,900,000
Class B Common Stock | Common Stock
Consolidated Statement of Changes in Stockholders' Equity
Balance at beginning of period	$ 11	$ 11	$ 11	$ 11	$ 11	$ 11	$ 11	$ 11
Balance at beginning of period (in shares)	10,868,000	11,278,000	11,278,000	11,278,000	11,278,000	10,868,000	11,278,000	11,278,000
Balance at end of period	$ 11	$ 11	$ 11	$ 11	$ 11	$ 11	$ 11	$ 11	$ 11
Balance at end of period (in shares)	10,868,000	11,278,000	11,278,000	11,278,000	11,278,000	10,868,000	11,278,000	10,868,000	11,278,000
Revision
Consolidated Statement of Changes in Stockholders' Equity
Balance at beginning of period		$ 1,000	$ 1,000	$ 1,000	$ 1,000		$ 1,000	$ 1,000
Acquisition and redemption of warrants, including expenses and related items		(3,540)					(3,540)
Net (loss) income			0	0
Balance at end of period		(2,540)	1,000	1,000	1,000		(2,540)		$ 1,000
Revision | APIC
Consolidated Statement of Changes in Stockholders' Equity
Balance at beginning of period		(5,613)	(5,613)	(5,613)	(5,613)		(5,613)	(5,613)
Acquisition and redemption of warrants, including expenses and related items		(3,540)					(3,540)
Balance at end of period		(9,153)	(5,613)	(5,613)	(5,613)		(9,153)		(5,613)
Revision | Accumulated Deficit
Consolidated Statement of Changes in Stockholders' Equity
Balance at beginning of period		4,168	4,419	3,299	3,299		3,299	3,299
Distributions to holders of LLC Units		1,216	752		752		1,968
Net (loss) income		(2,780)	(1,003)	1,120	117		(2,663)
Balance at end of period		2,604	4,168	4,419	4,168		2,604		3,299
Revision | Noncontrolling Interest
Consolidated Statement of Changes in Stockholders' Equity
Balance at beginning of period		2,445	2,194	3,314	3,314		3,314	$ 3,314
Distributions to holders of LLC Units		(1,216)	(752)		(753)		(1,968)
Net (loss) income		2,780	1,003	(1,120)	(117)		2,663
Balance at end of period		$ 4,009	$ 2,445	$ 2,194	$ 2,445		$ 4,009		$ 3,314
Revision | Class A Common Stock | Common Stock
Consolidated Statement of Changes in Stockholders' Equity
Balance at beginning of period (in shares)		(530,864)	(589,118)	(352,764)	(352,764)		(352,764)	(352,764)
Issuance of restricted stock net of shares withheld for vested awards (in shares)			(54,277)		(291,031)
Issuance related to vesting of restricted stock units, net of tax withholdings (in shares)			86,716		86,716
Issuance related to vesting of restricted stock units, net of tax withholdings (in shares)				(236,754)
Restricted stock forfeitures (in shares)			25,815	400	26,215
Balance at end of period (in shares)			(530,864)	(589,118)	(530,864)				(352,764)
As Previously Reported
Consolidated Statement of Changes in Stockholders' Equity
Balance at beginning of period		$ 4,020	$ 3,367	$ 4,595	$ 4,595		$ 4,595	$ 4,595
Stock-based compensation		242	210	94	304		546
Issuance of restricted stock net of shares withheld for vested awards									$ 378
Distributions to holders of LLC Units		(1,216)	(752)		(752)		(1,968)
Warrants exercised				12	12		12
Restricted stock forfeitures									(25)
Net (loss) income		3,351	1,195	(1,334)	(139)		3,212
Balance at end of period		6,397	4,020	3,367	4,020		6,397		4,595
As Previously Reported | APIC
Consolidated Statement of Changes in Stockholders' Equity
Balance at beginning of period		8,540	8,330	8,224	8,224		8,224	8,224
Stock-based compensation		242	210	94	304		546
Warrants exercised				12	12		12
Balance at end of period		8,782	8,540	8,330	8,540		8,782		8,224
As Previously Reported | Accumulated Deficit
Consolidated Statement of Changes in Stockholders' Equity
Balance at beginning of period		(4,534)	(4,977)	(3,643)	(3,643)		(3,643)	(3,643)
Distributions to holders of LLC Units		(1,216)	(752)		(752)		(1,968)		(3,141)
Net (loss) income		3,351	1,195	(1,334)	(139)		3,212
Balance at end of period		(2,399)	(4,534)	(4,977)	(4,534)		(2,399)		$ (3,643)
As Previously Reported | Class A Common Stock | Common Stock
Consolidated Statement of Changes in Stockholders' Equity
Balance at beginning of period		$ 3	$ 3	$ 3	$ 3		$ 3	$ 3
Balance at beginning of period (in shares)		3,519,780	3,491,318	3,252,764	3,252,764		3,252,764	3,252,764
Balance, at beginning of period (in shares)			2,988,916		2,988,916				2,900,000
Issuance of restricted stock net of shares withheld for vested awards (in shares)			54,277		291,031
Issuance related to vesting of restricted stock units, net of tax withholdings (in shares)		2,743					89,459
Warrants exercised (in shares)				2,200	2,200		2,200
Stock options exercised (in shares)		133					133
Issuance related to vesting of restricted stock units, net of tax withholdings (in shares)				236,754
Restricted stock forfeitures (in shares)			(25,815)	(400)	(26,215)
Balance at end of period		$ 3	$ 3	$ 3	$ 3		$ 3		$ 3
Balance at end of period (in shares)		2,991,792	3,519,780	3,491,318	3,519,780		2,991,792		3,252,764
As Previously Reported | Class B Common Stock | Common Stock
Consolidated Statement of Changes in Stockholders' Equity
Balance at beginning of period		$ 11	$ 11	$ 11	$ 11		$ 11	$ 11
Balance at beginning of period (in shares)		11,278,000	11,278,000	11,278,000	11,278,000		11,278,000	11,278,000
Balance at end of period		$ 11	$ 11	$ 11	$ 11		$ 11		$ 11
Balance at end of period (in shares)		11,278,000	11,278,000	11,278,000	11,278,000		11,278,000		11,278,000